Document And Entity Information	Aug. 22, 2025
Document Information Line Items
Entity Central Index Key	0002041841
Document Type	8-K/A
Document Period End Date	Aug. 22, 2025
Entity Registrant Name	Lord Abbett Private Credit Fund S
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01843
Entity Tax Identification Number	99-5126353
Entity Address, Address Line One	30 Hudson Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	888
Local Phone Number	522-2388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 27, 2025, Lord Abbett Private Credit Fund S filed a Current Report on Form 8-K under Items 3.01, 7.01, and 8.01 (the “Original Report”). Due to a clerical error, an incorrect item number was inadvertently tagged in the submission header of the Original Report. This amendment on Form 8-K/A is being filed for the sole purpose of correcting the submission header tagging in the Original Report to refer to Items 3.02 (rather than Item 3.01), 7.01, and 8.01. All disclosures contained in the Original Report remain unchanged.
Amendment Flag	true